Document and Entity Information	Oct. 11, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 11, 2023
Entity Registrant Name	Ambrx Biopharma Cayman, Inc.
Entity Incorporation, State or Country Code	E9
Securities Act File Number	001-40505
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	875-2400
Entity Information, Former Legal or Registered Name	Ambrx Biopharma Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001836056
Amendment Flag	false
Ordinary shares, par value US $0.0001 per share* [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US $0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Shares, Each Representing Seven Ordinary Shares, Par Value US $0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing seven ordinary shares, par value US $0.0001 per share
Security Exchange Name	NASDAQ
Trading Symbol	AMAM